Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 58.17%
Communication services: 4.69%
Diversified telecommunication services: 0.53%
AT&T Incorporated	8,420	$ 129,163
Lumen Technologies Incorporated	1,125	8,190
Verizon Communications Incorporated	4,962	188,407
		325,760
Entertainment: 0.80%
Activision Blizzard Incorporated	841	62,520
Electronic Arts Incorporated	312	36,102
Live Nation Entertainment Incorporated †	168	12,775
Netflix Incorporated †	525	123,606
Take-Two Interactive Software Incorporated †	185	20,165
The Walt Disney Company †	2,154	203,187
Warner Bros. Discovery Incorporated †	2,610	30,015
		488,370
Interactive media & services: 2.78%
Alphabet Incorporated Class A †	7,085	677,680
Alphabet Incorporated Class C †	6,335	609,110
Match Group Incorporated †	334	15,949
Meta Platforms Incorporated Class A †	2,695	365,658
Twitter Incorporated †	794	34,809
		1,703,206
Media: 0.42%
Charter Communications Incorporated Class A †	131	39,739
Comcast Corporation Class A	5,203	152,604
DISH Network Corporation Class A †	297	4,108
Fox Corporation Class A	362	11,106
Fox Corporation Class B	166	4,731
Interpublic Group of Companies Incorporated	462	11,827
News Corporation Class A	456	6,890
News Corporation Class B	141	2,174
Omnicom Group Incorporated	242	15,268
Paramount Global Class B	597	11,367
		259,814
Wireless telecommunication services: 0.16%
T-Mobile US Incorporated †	711	95,395
Consumer discretionary: 6.81%
Auto components: 0.05%
Aptiv plc †	320	25,027
BorgWarner Incorporated	280	8,792
		33,819
Automobiles: 1.54%
Ford Motor Company	4,666	52,259
General Motors Company	1,723	55,291
Tesla Motors Incorporated †	3,147	834,742
		942,292
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Distributors: 0.09%
Genuine Parts Company	167	$ 24,936
LKQ Corporation	308	14,522
Pool Corporation	47	14,956
		54,414
Hotels, restaurants & leisure: 1.10%
Booking Holdings Incorporated †	47	77,231
Caesars Entertainment Incorporated †	253	8,162
Carnival Corporation †	1,166	8,197
Chipotle Mexican Grill Incorporated †	33	49,591
Darden Restaurants Incorporated	145	18,316
Domino's Pizza Incorporated	42	13,028
Expedia Group Incorporated †	180	16,864
Hilton Worldwide Holdings Incorporated	324	39,081
Las Vegas Sands Corporation †	388	14,558
Marriott International Incorporated Class A	326	45,686
McDonald's Corporation	869	200,513
MGM Resorts International	386	11,472
Norwegian Cruise Line Holdings Limited †	498	5,657
Royal Caribbean Cruises Limited †	259	9,816
Starbucks Corporation	1,356	114,257
Wynn Resorts Limited †	122	7,690
Yum! Brands Incorporated	336	35,730
		675,849
Household durables: 0.18%
D.R. Horton Incorporated	374	25,189
Garmin Limited	182	14,616
Lennar Corporation Class A	301	22,440
Mohawk Industries Incorporated †	62	5,654
Newell Rubbermaid Incorporated	445	6,181
NVR Incorporated †	4	15,948
PulteGroup Incorporated	274	10,275
Whirlpool Corporation	64	8,628
		108,931
Internet & direct marketing retail: 2.00%
Amazon.com Incorporated †	10,472	1,183,336
eBay Incorporated	649	23,890
Etsy Incorporated †	150	15,020
		1,222,246
Leisure products: 0.02%
Hasbro Incorporated	153	10,315
Multiline retail: 0.29%
Dollar General Corporation	268	64,282
Dollar Tree Incorporated †	249	33,889
Target Corporation	548	81,318
		179,489
Specialty retail: 1.30%
Advance Auto Parts Incorporated	72	11,256
AutoZone Incorporated †	23	49,264
Bath & Body Works Incorporated	270	8,802
See accompanying notes to portfolio of investments

2  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Specialty retail (continued)
Best Buy Company Incorporated	237	$ 15,012
CarMax Incorporated †	188	12,412
Lowe's Companies Incorporated	755	141,797
O'Reilly Automotive Incorporated †	75	52,751
Ross Stores Incorporated	413	34,804
The Home Depot Incorporated	1,214	334,991
The TJX Companies Incorporated	1,384	85,974
Tractor Supply Company	131	24,350
Ulta Beauty Incorporated †	61	24,473
		795,886
Textiles, apparel & luxury goods: 0.24%
Nike Incorporated Class B	1,493	124,098
Ralph Lauren Corporation	51	4,331
Tapestry Incorporated	298	8,472
VF Corporation	390	11,665
		148,566
Consumer staples: 4.00%
Beverages: 1.09%
Brown-Forman Corporation Class B	216	14,379
Constellation Brands Incorporated Class A	188	43,180
Keurig Dr. Pepper Incorporated	1,004	35,963
Molson Coors Brewing Company Class B	222	10,654
Monster Beverage Corporation †	454	39,480
PepsiCo Incorporated	1,631	266,277
The Coca-Cola Company	4,599	257,636
		667,569
Food & staples retailing: 0.93%
Costco Wholesale Corporation	523	246,997
Sysco Corporation	602	42,567
The Kroger Company	769	33,644
Walgreens Boots Alliance Incorporated	848	26,627
Walmart Incorporated	1,684	218,415
		568,250
Food products: 0.66%
Archer Daniels Midland Company	662	53,258
Campbell Soup Company	238	11,215
ConAgra Foods Incorporated	567	18,501
General Mills Incorporated	704	53,933
Hormel Foods Corporation	342	15,540
Kellogg Company	301	20,968
Lamb Weston Holdings Incorporated	170	13,155
McCormick & Company Incorporated	296	21,096
Mondelez International Incorporated Class A	1,619	88,770
The Hershey Company	174	38,362
The J.M. Smucker Company	126	17,314
The Kraft Heinz Company	941	31,382
Tyson Foods Incorporated Class A	342	22,548
		406,042
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Household products: 0.83%
Church & Dwight Company Incorporated	287	$ 20,503
Colgate-Palmolive Company	986	69,267
Kimberly-Clark Corporation	399	44,903
The Clorox Company	146	18,745
The Procter & Gamble Company	2,823	356,404
		509,822
Personal products: 0.10%
The Estee Lauder Companies Incorporated Class A	274	59,157
Tobacco: 0.39%
Altria Group Incorporated	2,128	85,929
Philip Morris International Incorporated	1,832	152,074
		238,003
Energy: 2.67%
Energy equipment & services: 0.18%
Baker Hughes Incorporated	1,195	25,047
Halliburton Company	1,072	26,393
Schlumberger Limited	1,671	59,989
		111,429
Oil, gas & consumable fuels: 2.49%
APA Corporation	386	13,197
Chevron Corporation	2,128	305,730
ConocoPhillips	1,504	153,919
Coterra Energy Incorporated	940	24,553
Devon Energy Corporation	774	46,541
Diamondback Energy Incorporated	210	25,297
EOG Resources Incorporated	692	77,317
EQT Corporation	437	17,808
Exxon Mobil Corporation	4,924	429,914
Hess Corporation	329	35,858
Kinder Morgan Incorporated	2,343	38,988
Marathon Oil Corporation	801	18,087
Marathon Petroleum Corporation	589	58,505
Occidental Petroleum Corporation	880	54,076
ONEOK Incorporated	528	27,055
Phillips 66	568	45,849
Pioneer Natural Resources Company	282	61,061
The Williams Companies Incorporated	1,440	41,227
Valero Energy Corporation	466	49,792
		1,524,774
Financials: 6.39%
Banks: 2.15%
Bank of America Corporation	8,260	249,452
Citigroup Incorporated	2,288	95,341
Citizens Financial Group Incorporated	586	20,135
Comerica Incorporated	155	11,021
Fifth Third Bancorp	811	25,920
First Republic Bank	216	28,199
Huntington Bancshares Incorporated	1,704	22,459
JPMorgan Chase & Company	3,465	362,093
See accompanying notes to portfolio of investments

4  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Banks (continued)
KeyCorp	1,102	$ 17,654
M&T Bank Corporation	207	36,498
PNC Financial Services Group Incorporated	485	72,469
Regions Financial Corporation	1,104	22,157
Signature Bank	74	11,174
SVB Financial Group †	70	23,505
Truist Financial Corporation	1,567	68,227
US Bancorp	1,598	64,431
Wells Fargo & Company	4,482	180,266
Zions Bancorporation	178	9,053
		1,320,054
Capital markets: 1.73%
Ameriprise Financial Incorporated	128	32,250
Bank of New York Mellon Corporation	869	33,474
BlackRock Incorporated	178	97,950
Cboe Global Markets Incorporated	125	14,671
CME Group Incorporated	425	75,280
FactSet Research Systems Incorporated	45	18,005
Franklin Resources Incorporated	336	7,231
Intercontinental Exchange Incorporated	660	59,631
Invesco Limited	537	7,357
MarketAxess Holdings Incorporated	44	9,790
Moody's Corporation	186	45,218
Morgan Stanley	1,582	124,994
MSCI Incorporated	95	40,070
Northern Trust Corporation	246	21,048
Raymond James Financial Incorporated	230	22,729
S&P Global Incorporated	403	123,056
State Street Corporation	434	26,392
T. Rowe Price Group Incorporated	267	28,038
The Charles Schwab Corporation	1,804	129,653
The Goldman Sachs Group Incorporated	403	118,099
The NASDAQ Incorporated	400	22,672
		1,057,608
Consumer finance: 0.30%
American Express Company	709	95,651
Capital One Financial Corporation	454	41,845
Discover Financial Services	323	29,367
Synchrony Financial	569	16,040
		182,903
Diversified financial services: 0.93%
Berkshire Hathaway Incorporated Class B †	2,133	569,554
Insurance: 1.28%
AFLAC Incorporated	679	38,160
American International Group Incorporated	898	42,637
Aon plc Class A	249	66,700
Arthur J. Gallagher & Company	249	42,634
Assurant Incorporated	63	9,152
Brown & Brown Incorporated	277	16,753
Chubb Limited	493	89,667
Cincinnati Financial Corporation	188	16,839
Everest Reinsurance Group Limited	47	12,335
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Insurance (continued)
Globe Life Incorporated	107	$ 10,668
Lincoln National Corporation	183	8,036
Loews Corporation	236	11,762
Marsh & McLennan Companies Incorporated	590	88,081
MetLife Incorporated	792	48,138
Principal Financial Group Incorporated	274	19,769
Progressive Corporation	691	80,301
Prudential Financial Incorporated	440	37,743
The Allstate Corporation	319	39,725
The Hartford Financial Services Group Incorporated	382	23,661
The Travelers Companies Incorporated	280	42,896
W.R. Berkley Corporation	241	15,564
Willis Towers Watson plc	130	26,122
		787,343
Health care: 8.78%
Biotechnology: 1.30%
AbbVie Incorporated	2,089	280,365
Amgen Incorporated	632	142,453
Biogen Incorporated †	171	45,657
Gilead Sciences Incorporated	1,481	91,363
Incyte Corporation †	218	14,528
Moderna Incorporated †	398	47,064
Regeneron Pharmaceuticals Incorporated †	127	87,486
Vertex Pharmaceuticals Incorporated †	303	87,731
		796,647
Health care equipment & supplies: 1.56%
Abbott Laboratories	2,069	200,196
Abiomed Incorporated †	54	13,266
Align Technology Incorporated †	86	17,811
Baxter International Incorporated	595	32,047
Becton Dickinson & Company	337	75,094
Boston Scientific Corporation †	1,692	65,531
Dentsply Sirona Incorporated	255	7,229
DexCom Incorporated †	464	37,371
Edwards Lifesciences Corporation †	733	60,568
Hologic Incorporated †	295	19,033
IDEXX Laboratories Incorporated †	98	31,928
Intuitive Surgical Incorporated †	422	79,100
Medtronic plc	1,570	126,778
ResMed Incorporated	173	37,766
STERIS plc	118	19,621
Stryker Corporation	398	80,611
Teleflex Incorporated	55	11,080
The Cooper Companies Incorporated	58	15,306
Zimmer Biomet Holdings Incorporated	248	25,928
		956,264
Health care providers & services: 2.12%
AmerisourceBergen Corporation	184	24,901
Cardinal Health Incorporated	322	21,471
Centene Corporation †	675	52,522
Cigna Corporation	361	100,167
See accompanying notes to portfolio of investments

6  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Health care providers & services (continued)
CVS Health Corporation	1,551	$ 147,919
DaVita HealthCare Partners Incorporated †	66	5,463
Elevance Health Incorporated	284	129,004
HCA Healthcare Incorporated	254	46,683
Henry Schein Incorporated †	161	10,589
Humana Incorporated	150	72,779
Laboratory Corporation of America Holdings	107	21,915
McKesson Corporation	170	57,778
Molina Healthcare Incorporated †	69	22,759
Quest Diagnostics Incorporated	138	16,931
UnitedHealth Group Incorporated	1,105	558,069
Universal Health Services Incorporated Class B	78	6,878
		1,295,828
Life sciences tools & services: 1.10%
Agilent Technologies Incorporated	353	42,907
Bio-Rad Laboratories Incorporated Class A †	25	10,429
Bio-Techne Corporation	46	13,064
Charles River Laboratories International Incorporated †	60	11,808
Danaher Corporation	774	199,916
Illumina Incorporated †	186	35,487
IQVIA Holdings Incorporated †	220	39,851
Mettler-Toledo International Incorporated †	27	29,271
PerkinElmer Incorporated	149	17,929
Thermo Fisher Scientific Incorporated	463	234,829
Waters Corporation †	71	19,137
West Pharmaceutical Services Incorporated	87	21,409
		676,037
Pharmaceuticals: 2.70%
Bristol-Myers Squibb Company	2,523	179,360
Catalent Incorporated †	212	15,340
Eli Lilly & Company	932	301,362
Johnson & Johnson	3,107	507,560
Merck & Company Incorporated	2,993	257,757
Organon & Company	301	7,043
Pfizer Incorporated	6,631	290,173
Viatris Incorporated	1,433	12,209
Zoetis Incorporated	553	82,004
		1,652,808
Industrials: 4.58%
Aerospace & defense: 0.96%
General Dynamics Corporation	266	56,437
Howmet Aerospace Incorporated	437	13,516
Huntington Ingalls Industries Incorporated	47	10,411
L3Harris Technologies Incorporated	226	46,970
Lockheed Martin Corporation	279	107,775
Northrop Grumman Corporation	172	80,895
Raytheon Technologies Corporation	1,745	142,846
Textron Incorporated	250	14,565
The Boeing Company †	660	79,913
TransDigm Group Incorporated	61	32,014
		585,342
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  7

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Air freight & logistics: 0.35%
C.H. Robinson Worldwide Incorporated	146	$ 14,061
Expeditors International of Washington Incorporated	193	17,044
FedEx Corporation	282	41,869
United Parcel Service Incorporated Class B	865	139,732
		212,706
Airlines: 0.11%
Alaska Air Group Incorporated †	150	5,873
American Airlines Group Incorporated †	768	9,247
Delta Air Lines Incorporated †	758	21,269
Southwest Airlines Company †	701	21,619
United Airlines Holdings Incorporated †	386	12,557
		70,565
Building products: 0.25%
A.O. Smith Corporation	152	7,384
Allegion plc	104	9,327
Carrier Global Corporation	994	35,347
Fortune Brands Home & Security Incorporated	153	8,215
Johnson Controls International plc	814	40,065
Masco Corporation	266	12,420
Trane Technologies plc	274	39,678
		152,436
Commercial services & supplies: 0.29%
Cintas Corporation	102	39,595
Copart Incorporated †	253	26,919
Republic Services Incorporated	243	33,058
Rollins Incorporated	273	9,468
Waste Management Incorporated	444	71,133
		180,173
Construction & engineering: 0.03%
Quanta Services Incorporated	169	21,529
Electrical equipment: 0.31%
AMETEK Incorporated	271	30,734
Eaton Corporation plc	471	62,813
Emerson Electric Company	699	51,181
Generac Holdings Incorporated †	75	13,361
Rockwell Automation Incorporated	136	29,255
		187,344
Industrial conglomerates: 0.47%
3M Company	654	72,267
General Electric Company	1,296	80,235
Honeywell International Incorporated	796	132,908
		285,410
Machinery: 0.94%
Caterpillar Incorporated	624	102,386
Cummins Incorporated	167	33,986
Deere & Company	329	109,850
Dover Corporation	170	19,819
Fortive Corporation	420	24,486
See accompanying notes to portfolio of investments

8  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Machinery (continued)
IDEX Corporation	89	$ 17,787
Illinois Tool Works Incorporated	333	60,156
Ingersoll Rand Incorporated	476	20,592
Nordson Corporation	64	13,585
Otis Worldwide Corporation	497	31,709
PACCAR Incorporated	411	34,397
Parker-Hannifin Corporation	152	36,831
Pentair plc	194	7,882
Snap-on Incorporated	63	12,685
Stanley Black & Decker Incorporated	175	13,162
Wabtec Corporation	215	17,490
Xylem Incorporated	213	18,608
		575,411
Professional services: 0.23%
CoStar Group Incorporated †	468	32,596
Equifax Incorporated	145	24,857
Jacobs Solutions Incorporated	151	16,382
Leidos Holdings Incorporated	161	14,083
Nielsen Holdings plc	425	11,781
Robert Half International Incorporated	129	9,869
Verisk Analytics Incorporated	185	31,548
		141,116
Road & rail: 0.51%
CSX Corporation	2,530	67,399
J.B. Hunt Transport Services Incorporated	98	15,329
Norfolk Southern Corporation	278	58,283
Old Dominion Freight Line Incorporated	108	26,867
Union Pacific Corporation	738	143,777
		311,655
Trading companies & distributors: 0.13%
Fastenal Company	679	31,261
United Rentals Incorporated †	83	22,420
W.W. Grainger Incorporated	53	25,927
		79,608
Information technology: 15.34%
Communications equipment: 0.48%
Arista Networks Incorporated †	291	32,851
Cisco Systems Incorporated	4,893	195,720
F5 Networks Incorporated †	70	10,131
Juniper Networks Incorporated	381	9,952
Motorola Solutions Incorporated	197	44,122
		292,776
Electronic equipment, instruments & components: 0.37%
Amphenol Corporation Class A	703	47,073
CDW Corporation of Delaware	160	24,973
Corning Incorporated	899	26,089
Keysight Technologies Incorporated †	213	33,518
TE Connectivity Limited	378	41,716
Teledyne Technologies Incorporated †	55	18,561
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Electronic equipment, instruments & components (continued)
Trimble Incorporated †	293	$ 15,901
Zebra Technologies Corporation Class A †	61	15,983
		223,814
IT services: 2.54%
Accenture plc Class A	747	192,203
Akamai Technologies Incorporated †	188	15,100
Automatic Data Processing Incorporated	491	111,059
Broadridge Financial Solutions Incorporated	139	20,060
Cognizant Technology Solutions Corporation Class A	612	35,153
DXC Technology Company †	272	6,659
EPAM Systems Incorporated †	68	24,629
Fidelity National Information Services Incorporated	718	54,259
Fiserv Incorporated †	756	70,739
FleetCor Technologies Incorporated †	89	15,679
Gartner Incorporated †	93	25,732
Global Payments Incorporated	327	35,332
International Business Machines Corporation	1,067	126,770
Jack Henry & Associates Incorporated	86	15,675
MasterCard Incorporated Class A	1,008	286,615
Paychex Incorporated	378	42,415
PayPal Holdings Incorporated †	1,366	117,572
VeriSign Incorporated †	110	19,107
Visa Incorporated Class A	1,932	343,220
		1,557,978
Semiconductors & semiconductor equipment: 2.80%
Advanced Micro Devices Incorporated †	1,907	120,828
Analog Devices Incorporated	614	85,555
Applied Materials Incorporated	1,028	84,224
Broadcom Incorporated	477	211,793
Enphase Energy Incorporated †	160	44,395
Intel Corporation	4,851	125,010
KLA Corporation	168	50,842
Lam Research Corporation	162	59,292
Microchip Technology Incorporated	653	39,853
Micron Technology Incorporated	1,303	65,280
Monolithic Power Systems Incorporated	53	19,260
NVIDIA Corporation	2,959	359,193
NXP Semiconductors NV	310	45,728
ON Semiconductor Corporation †	512	31,913
Qorvo Incorporated †	122	9,688
Qualcomm Incorporated	1,327	149,924
Skyworks Solutions Incorporated	190	16,201
Solaredge Technologies Incorporated †	66	15,276
Teradyne Incorporated	185	13,903
Texas Instruments Incorporated	1,080	167,162
		1,715,320
Software: 4.98%
Adobe Incorporated †	553	152,186
ANSYS Incorporated †	103	22,835
Autodesk Incorporated †	257	48,008
Cadence Design Systems Incorporated †	324	52,951
Ceridian HCM Holding Incorporated †	181	10,114
See accompanying notes to portfolio of investments

10  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Software (continued)
Citrix Systems Incorporated	147	$ 15,273
Fortinet Incorporated †	773	37,977
Intuit Incorporated	333	128,978
Microsoft Corporation	8,812	2,052,315
NortonLifeLock Incorporated	700	14,098
Oracle Corporation	1,795	109,621
Paycom Software Incorporated †	57	18,809
PTC Incorporated †	125	13,075
Roper Technologies Incorporated	125	44,955
Salesforce.com Incorporated †	1,176	169,156
ServiceNow Incorporated †	239	90,249
Synopsys Incorporated †	181	55,297
Tyler Technologies Incorporated †	49	17,028
		3,052,925
Technology hardware, storage & peripherals: 4.17%
Apple Incorporated	17,849	2,466,713
Hewlett Packard Enterprise Company	1,535	18,389
HP Incorporated	1,075	26,789
NetApp Incorporated	260	16,081
Seagate Technology Holdings plc	231	12,296
Western Digital Corporation †	370	12,044
		2,552,312
Materials: 1.46%
Chemicals: 1.03%
Air Products & Chemicals Incorporated	262	60,975
Albemarle Corporation	138	36,493
Celanese Corporation Series A	118	10,660
CF Industries Holdings Incorporated	235	22,619
Corteva Incorporated	849	48,520
Dow Incorporated	849	37,297
DuPont de Nemours Incorporated	592	29,837
Eastman Chemical Company	145	10,302
Ecolab Incorporated	293	42,315
FMC Corporation	149	15,749
International Flavors & Fragrances Incorporated	301	27,340
Linde plc	589	158,789
LyondellBasell Industries NV Class A	301	22,659
PPG Industries Incorporated	278	30,772
The Mosaic Company	408	19,719
The Sherwin-Williams Company	279	57,125
		631,171
Construction materials: 0.08%
Martin Marietta Materials Incorporated	74	23,835
Vulcan Materials Company	157	24,760
		48,595
Containers & packaging: 0.16%
Amcor plc	1,776	19,056
Avery Dennison Corporation	96	15,619
Ball Corporation	371	17,927
International Paper Company	428	13,568
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Containers & packaging (continued)
Packaging Corporation of America	111	$ 12,464
Sealed Air Corporation	172	7,656
WestRock Company	300	9,267
		95,557
Metals & mining: 0.19%
Freeport-McMoRan Incorporated	1,690	46,188
Newmont Corporation	938	39,424
Nucor Corporation	309	33,060
		118,672
Real estate: 1.63%
Equity REITs: 1.59%
Alexandria Real Estate Equities Incorporated	175	24,533
American Tower Corporation	550	118,085
AvalonBay Communities Incorporated	165	30,391
Boston Properties Incorporated	169	12,670
Camden Property Trust	126	15,051
Crown Castle International Corporation	512	74,010
Digital Realty Trust Incorporated	340	33,721
Duke Realty Corporation	455	21,931
Equinix Incorporated	108	61,435
Equity Residential	400	26,888
Essex Property Trust Incorporated	77	18,652
Extra Space Storage Incorporated	158	27,288
Federal Realty Investment Trust	86	7,750
Healthpeak Properties Incorporated	638	14,623
Host Hotels & Resorts Incorporated	845	13,419
Invitation Homes Incorporated	685	23,132
Iron Mountain Incorporated	343	15,082
Kimco Realty Corporation	731	13,458
Mid-America Apartment Communities Incorporated	136	21,090
Prologis Incorporated	875	88,900
Public Storage Incorporated	187	54,755
Realty Income Corporation	730	42,486
Regency Centers Corporation	182	9,801
SBA Communications Corporation	127	36,151
Simon Property Group Incorporated	387	34,733
UDR Incorporated	361	15,057
Ventas Incorporated	472	18,960
VICI Properties Incorporated	1,138	33,969
Vornado Realty Trust	190	4,400
Welltower Incorporated	548	35,247
Weyerhaeuser Company	875	24,990
		972,658
Real estate management & development: 0.04%
CBRE Group Incorporated Class A †	379	25,586
Utilities: 1.82%
Electric utilities: 1.18%
Alliant Energy Corporation	296	15,685
American Electric Power Company Incorporated	607	52,475
Constellation Energy Corporation	386	32,111
See accompanying notes to portfolio of investments

12  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Electric utilities (continued)
Duke Energy Corporation	910	$ 84,648
Edison International	451	25,518
Entergy Corporation	240	24,151
Evergy Incorporated	271	16,097
Eversource Energy	409	31,886
Exelon Corporation	1,172	43,903
FirstEnergy Corporation	641	23,717
NextEra Energy Incorporated	2,322	182,068
NRG Energy Incorporated	278	10,639
PG&E Corporation †	1,902	23,775
Pinnacle West Capital Corporation	134	8,644
PPL Corporation	870	22,055
The Southern Company	1,256	85,408
Xcel Energy Incorporated	646	41,344
		724,124
Gas utilities: 0.03%
Atmos Energy Corporation	165	16,805
Independent power & renewable electricity producers: 0.03%
AES Corporation	789	17,831
Multi-utilities: 0.54%
Ameren Corporation	305	24,568
CenterPoint Energy Incorporated	744	20,966
CMS Energy Corporation	343	19,976
Consolidated Edison Incorporated	419	35,933
Dominion Energy Incorporated	984	68,004
DTE Energy Company	229	26,346
NiSource Incorporated	480	12,091
Public Service Enterprise Group Incorporated	589	33,119
Sempra Energy	371	55,628
WEC Energy Group Incorporated	373	33,357
		329,988
Water utilities: 0.04%
American Water Works Company Incorporated	215	27,984
Total Common stocks (Cost $20,371,620)		35,631,835

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 37.37%
U.S. Treasury Bond	1.13%	5-15-2040	$ 109,000	68,112
U.S. Treasury Bond	1.13	8-15-2040	145,000	89,821
U.S. Treasury Bond	1.25	5-15-2050	60,000	33,581
U.S. Treasury Bond	1.38	11-15-2040	87,000	56,241
U.S. Treasury Bond	1.38	8-15-2050	151,000	87,433
U.S. Treasury Bond	1.63	11-15-2050	87,000	54,015
U.S. Treasury Bond	1.88	2-15-2041	208,000	147,331
U.S. Treasury Bond	1.88	2-15-2051	221,000	146,309
U.S. Treasury Bond	2.00	8-15-2051	629,000	429,636
U.S. Treasury Bond	2.25	5-15-2041	201,000	151,951
U.S. Treasury Bond	2.25	8-15-2046	106,000	76,328
U.S. Treasury Bond	2.25	8-15-2049	108,000	78,962
U.S. Treasury Bond	2.38	5-15-2051	224,000	167,580
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  13

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	2.50%	2-15-2045	$ 116,000	$ 88,436
U.S. Treasury Bond	2.50	2-15-2046	106,000	80,481
U.S. Treasury Bond	2.50	5-15-2046	105,000	79,591
U.S. Treasury Bond	2.75	8-15-2047	101,000	80,697
U.S. Treasury Bond	2.75	11-15-2047	100,000	79,992
U.S. Treasury Bond	2.88	8-15-2045	115,000	93,833
U.S. Treasury Bond	2.88	11-15-2046	154,000	125,763
U.S. Treasury Bond	3.00	5-15-2042	40,000	34,025
U.S. Treasury Bond	3.00	11-15-2044	114,000	95,226
U.S. Treasury Bond	3.00	5-15-2045	116,000	96,833
U.S. Treasury Bond	3.00	11-15-2045	115,000	95,971
U.S. Treasury Bond	3.00	2-15-2047	106,000	88,622
U.S. Treasury Bond	3.00	5-15-2047	104,000	87,055
U.S. Treasury Bond	3.00	2-15-2048	114,000	95,974
U.S. Treasury Bond	3.00	8-15-2048	121,000	102,340
U.S. Treasury Bond	3.00	2-15-2049	140,000	119,438
U.S. Treasury Bond	3.13	11-15-2041	37,000	32,186
U.S. Treasury Bond	3.13	2-15-2042	46,000	40,070
U.S. Treasury Bond	3.13	2-15-2043	79,000	67,903
U.S. Treasury Bond	3.13	8-15-2044	115,000	98,267
U.S. Treasury Bond	3.13	5-15-2048	123,000	106,357
U.S. Treasury Bond	3.38	5-15-2044	110,000	98,132
U.S. Treasury Bond	3.38	11-15-2048	135,000	122,887
U.S. Treasury Bond	3.50	2-15-2039	29,000	27,610
U.S. Treasury Bond	3.63	8-15-2043	88,000	82,057
U.S. Treasury Bond	3.63	2-15-2044	113,000	105,015
U.S. Treasury Bond	3.75	8-15-2041	36,000	34,500
U.S. Treasury Bond	3.88	8-15-2040	37,000	36,355
U.S. Treasury Bond	4.25	5-15-2039	31,000	32,314
U.S. Treasury Bond	4.25	11-15-2040	40,000	41,283
U.S. Treasury Bond	4.38	2-15-2038	18,000	19,155
U.S. Treasury Bond	4.38	11-15-2039	35,000	36,959
U.S. Treasury Bond	4.38	5-15-2040	35,000	36,818
U.S. Treasury Bond	4.38	5-15-2041	33,000	34,564
U.S. Treasury Bond	4.50	2-15-2036	26,000	28,116
U.S. Treasury Bond	4.50	5-15-2038	21,000	22,625
U.S. Treasury Bond	4.50	8-15-2039	33,000	35,430
U.S. Treasury Bond	4.63	2-15-2040	38,000	41,315
U.S. Treasury Bond	4.75	2-15-2037	13,000	14,409
U.S. Treasury Bond	4.75	2-15-2041	44,000	48,383
U.S. Treasury Bond	5.00	5-15-2037	17,000	19,284
U.S. Treasury Bond	5.25	11-15-2028	45,000	47,839
U.S. Treasury Bond	5.25	2-15-2029	33,000	35,225
U.S. Treasury Bond	5.38	2-15-2031	31,000	34,262
U.S. Treasury Bond	5.50	8-15-2028	35,000	37,570
U.S. Treasury Bond	6.13	11-15-2027	49,000	53,473
U.S. Treasury Bond	6.13	8-15-2029	25,000	28,196
U.S. Treasury Bond	6.25	5-15-2030	21,000	24,184
U.S. Treasury Bond	6.38	8-15-2027	21,000	23,065
U.S. Treasury Bond	6.88	8-15-2025	251,000	268,237
U.S. Treasury Note	0.13	9-15-2023	143,000	137,476
U.S. Treasury Note	0.13	10-15-2023	146,000	139,852
U.S. Treasury Note	0.13	12-15-2023	272,000	258,825
U.S. Treasury Note	0.13	1-15-2024	154,000	145,969
U.S. Treasury Note	0.13	2-15-2024	185,000	174,746
See accompanying notes to portfolio of investments

14  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.25%	11-15-2023	$ 172,000	$ 164,408
U.S. Treasury Note	0.25	3-15-2024	185,000	174,456
U.S. Treasury Note	0.25	5-15-2024	185,000	173,307
U.S. Treasury Note	0.25	5-31-2025	132,000	118,728
U.S. Treasury Note	0.25	6-30-2025	142,000	127,451
U.S. Treasury Note	0.25	7-31-2025	147,000	131,393
U.S. Treasury Note	0.25	8-31-2025	153,000	136,296
U.S. Treasury Note	0.25	9-30-2025	166,000	147,533
U.S. Treasury Note	0.25	10-31-2025	176,000	155,863
U.S. Treasury Note	0.38	4-15-2024	184,000	173,240
U.S. Treasury Note	0.38	4-30-2025	126,000	114,133
U.S. Treasury Note	0.38	11-30-2025	181,000	160,475
U.S. Treasury Note	0.38	12-31-2025	178,000	157,398
U.S. Treasury Note	0.38	1-31-2026	191,000	168,244
U.S. Treasury Note	0.38	7-31-2027	134,000	112,502
U.S. Treasury Note	0.38	9-30-2027	155,000	129,310
U.S. Treasury Note	0.50	3-31-2025	120,000	109,477
U.S. Treasury Note	0.50	2-28-2026	193,000	170,300
U.S. Treasury Note	0.50	4-30-2027	98,000	83,357
U.S. Treasury Note	0.50	5-31-2027	111,000	94,164
U.S. Treasury Note	0.50	6-30-2027	122,000	103,285
U.S. Treasury Note	0.50	8-31-2027	142,000	119,607
U.S. Treasury Note	0.50	10-31-2027	783,000	655,457
U.S. Treasury Note	0.63	3-31-2027	81,000	69,486
U.S. Treasury Note	0.63	11-30-2027	209,000	175,682
U.S. Treasury Note	0.63	5-15-2030	178,000	140,217
U.S. Treasury Note	0.63	8-15-2030	222,000	173,949
U.S. Treasury Note	0.75	3-31-2026	191,000	169,595
U.S. Treasury Note	0.75	4-30-2026	194,000	171,789
U.S. Treasury Note	0.75	5-31-2026	194,000	171,326
U.S. Treasury Note	0.88	11-15-2030	132,000	105,157
U.S. Treasury Note	1.13	2-28-2025	118,000	109,583
U.S. Treasury Note	1.13	2-28-2027	17,000	14,969
U.S. Treasury Note	1.25	8-31-2024	104,000	98,296
U.S. Treasury Note	1.25	8-15-2031	351,000	283,666
U.S. Treasury Note	1.38	9-30-2023	90,000	87,455
U.S. Treasury Note	1.38	1-31-2025	105,000	98,347
U.S. Treasury Note	1.38	8-31-2026	95,000	85,489
U.S. Treasury Note	1.38	10-31-2028	1,335,000	1,143,615
U.S. Treasury Note	1.38	11-15-2031	940,000	763,750
U.S. Treasury Note	1.50	11-30-2024	122,000	115,095
U.S. Treasury Note	1.50	8-15-2026	102,000	92,254
U.S. Treasury Note	1.50	1-31-2027	98,000	87,848
U.S. Treasury Note	1.50	2-15-2030	209,000	177,372
U.S. Treasury Note	1.63	10-31-2023	65,000	63,162
U.S. Treasury Note	1.63	2-15-2026	168,000	154,278
U.S. Treasury Note	1.63	5-15-2026	105,000	95,972
U.S. Treasury Note	1.63	10-31-2026	94,000	85,147
U.S. Treasury Note	1.63	11-30-2026	97,000	87,747
U.S. Treasury Note	1.63	8-15-2029	157,000	135,394
U.S. Treasury Note	1.75	6-30-2024	106,000	101,487
U.S. Treasury Note	1.75	7-31-2024	110,000	105,132
U.S. Treasury Note	1.75	12-31-2026	99,000	89,916
U.S. Treasury Note	1.75	11-15-2029	178,000	154,624
U.S. Treasury Note	1.88	8-31-2024	125,000	119,531
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  15

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.88%	6-30-2026	$ 98,000	$ 90,248
U.S. Treasury Note	1.88	7-31-2026	99,000	90,999
U.S. Treasury Note	2.00	4-30-2024	123,000	118,642
U.S. Treasury Note	2.00	5-31-2024	123,000	118,460
U.S. Treasury Note	2.00	6-30-2024	123,000	118,272
U.S. Treasury Note	2.00	2-15-2025	289,000	274,234
U.S. Treasury Note	2.00	8-15-2025	220,000	206,663
U.S. Treasury Note	2.00	11-15-2026	170,000	156,108
U.S. Treasury Note	2.13	11-30-2023	110,000	107,336
U.S. Treasury Note	2.13	2-29-2024	128,000	124,160
U.S. Treasury Note	2.13	3-31-2024	127,000	122,967
U.S. Treasury Note	2.13	7-31-2024	123,000	118,335
U.S. Treasury Note	2.13	11-30-2024	119,000	113,747
U.S. Treasury Note	2.13	5-15-2025	234,000	221,651
U.S. Treasury Note	2.13	5-31-2026	97,000	90,176
U.S. Treasury Note	2.25	12-31-2023	127,000	123,875
U.S. Treasury Note	2.25	1-31-2024	127,000	123,617
U.S. Treasury Note	2.25	4-30-2024	120,000	116,184
U.S. Treasury Note	2.25	10-31-2024	121,000	116,184
U.S. Treasury Note	2.25	11-15-2024	290,000	278,173
U.S. Treasury Note	2.25	12-31-2024	33,000	31,599
U.S. Treasury Note	2.25	11-15-2025	219,000	206,228
U.S. Treasury Note	2.25	3-31-2026	99,000	92,747
U.S. Treasury Note	2.25	2-15-2027	196,000	181,162
U.S. Treasury Note	2.25	8-15-2027	101,000	92,841
U.S. Treasury Note	2.25	11-15-2027	99,000	90,589
U.S. Treasury Note	2.38	2-29-2024	84,000	81,782
U.S. Treasury Note	2.38	8-15-2024	289,000	279,077
U.S. Treasury Note	2.38	4-30-2026	98,000	92,112
U.S. Treasury Note	2.38	5-15-2027	164,000	152,008
U.S. Treasury Note	2.38	5-15-2029	90,000	81,443
U.S. Treasury Note	2.50	1-31-2024	103,000	100,558
U.S. Treasury Note	2.50	5-15-2024	281,000	272,943
U.S. Treasury Note	2.50	1-31-2025	116,000	111,442
U.S. Treasury Note	2.50	2-28-2026	97,000	91,680
U.S. Treasury Note	2.63	12-31-2023	97,000	95,018
U.S. Treasury Note	2.63	3-31-2025	114,000	109,609
U.S. Treasury Note	2.63	12-31-2025	97,000	92,290
U.S. Treasury Note	2.63	1-31-2026	95,000	90,287
U.S. Treasury Note	2.63	2-15-2029	181,000	166,782
U.S. Treasury Note	2.75	11-15-2023	134,000	131,681
U.S. Treasury Note	2.75	2-15-2024	217,000	212,338
U.S. Treasury Note	2.75	2-28-2025	121,000	116,789
U.S. Treasury Note	2.75	6-30-2025	119,000	114,375
U.S. Treasury Note	2.75	8-31-2025	122,000	116,982
U.S. Treasury Note	2.75	2-15-2028	189,000	176,988
U.S. Treasury Note	2.75	8-15-2032	450,000	411,469
U.S. Treasury Note	2.88	10-31-2023	84,000	82,733
U.S. Treasury Note	2.88	11-30-2023	76,000	74,750
U.S. Treasury Note	2.88	4-30-2025	114,000	110,139
U.S. Treasury Note	2.88	5-31-2025	117,000	112,882
U.S. Treasury Note	2.88	7-31-2025	118,000	113,681
U.S. Treasury Note	2.88	11-30-2025	96,000	92,126
U.S. Treasury Note	2.88	5-15-2028	178,000	167,292
U.S. Treasury Note	2.88	8-15-2028	190,000	178,251
See accompanying notes to portfolio of investments

16  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	3.00%	10-31-2025	$ 76,000	$ 73,293
U.S. Treasury Note	3.13	11-15-2028	226,000	214,744
U.S. Treasury Note	6.00	2-15-2026	42,000	44,271
U.S. Treasury Note	6.50	11-15-2026	28,000	30,447
U.S. Treasury Note	6.63	2-15-2027	18,000	19,749
U.S. Treasury Note	6.75	8-15-2026	21,000	22,925
U.S. Treasury Note	7.63	2-15-2025	20,000	21,490
Total U.S. Treasury securities (Cost $25,575,852)				22,891,827

		Yield	Shares
Short-term investments: 3.75%
Investment companies: 3.75%
Allspring Government Money Market Fund Select Class ♠∞		2.75	2,298,355	2,298,355
Total Short-term investments (Cost $2,298,355)				2,298,355
Total investments in securities (Cost $48,245,827)	99.29%			60,822,017
Other assets and liabilities, net	0.71			433,309
Total net assets	100.00%			$61,255,326

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$737,613	$11,044,168	$(9,483,426)	$0	$0	$2,298,355	2,298,355	$9,732
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  17

Portfolio of investments—September 30, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini S&P 500 Index	68	12-16-2022	$1,250,192	$1,224,510	$0	$(25,682)
10-Year U.S. Treasury Notes	131	12-20-2022	15,264,772	14,680,188	0	(584,584)
U.S. Long Term Bonds	1	12-20-2022	131,159	126,406	0	(4,753)
5-Year U.S. Treasury Notes	5	12-30-2022	546,177	537,539	0	(8,638)
Short
E-Mini S&P 500 Index	(15)	12-16-2022	(2,982,837)	(2,701,125)	281,712	0
U.S. Ultra Treasury Bonds	(22)	12-20-2022	(3,294,950)	(3,014,000)	280,950	0
2-Year U.S. Treasury Notes	(70)	12-30-2022	(14,465,992)	(14,377,343)	88,649	0
					$651,311	$(623,657)
See accompanying notes to portfolio of investments

18  |  Allspring VT Index Asset Allocation Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring VT Index Asset Allocation Fund  |  19

Notes to portfolio of investments—September 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,872,545	$0	$0	$2,872,545
Consumer discretionary	4,171,807	0	0	4,171,807
Consumer staples	2,448,843	0	0	2,448,843
Energy	1,636,203	0	0	1,636,203
Financials	3,917,462	0	0	3,917,462
Health care	5,377,584	0	0	5,377,584
Industrials	2,803,295	0	0	2,803,295
Information technology	9,395,125	0	0	9,395,125
Materials	893,995	0	0	893,995
Real estate	998,244	0	0	998,244
Utilities	1,116,732	0	0	1,116,732
U.S. Treasury securities	22,891,827	0	0	22,891,827
Short-term investments
Investment companies	2,298,355	0	0	2,298,355
	60,822,017	0	0	60,822,017
Futures contracts	651,311	0	0	651,311
Total assets	$61,473,328	$0	$0	$61,473,328
Liabilities
Futures contracts	$623,657	$0	$0	$623,657
Total liabilities	$623,657	$0	$0	$623,657
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of September 30, 2022, $429,717 was segregated as cash collateral for open futures contracts.
For the nine months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

20  |  Allspring VT Index Asset Allocation Fund